Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Schedule of fair value measurements
The following table sets forth by level within the fair value hierarchy our assets that were recorded at fair value (in thousands):

	At Fair Value as of December 31, 2018
	Level 1	Level 2	Level 3	Total
Assets:
Equity securities	$153	$6	$—	$159

	At Fair Value as of December 31, 2017
	Level 1	Level 2	Level 3	Total
Assets:
Equity securities	$97	$111	$—	$208